Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Parenthetical) (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	$ 400,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	400,000
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	300,000
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	300,000
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	300,000
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	$ 300,000